GENERAL (Schedule of unaudited consolidates pro forma revenues and net loss) (Details) (eGistics [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
eGistics [Member]
Unaudited pro forma condensed of operation:
Revenues	$ 41,157	$ 39,613
Net Loss	$ (4,394)	$ (1,331)